Income Taxes - Schedule of Reconciliation of the Income Tax Determined By Applying the U.S. Federal Statutory Income Tax Rate to Pretax Loss (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Pretax loss	$ (25,552,000)	$ (12,006,000)	$ (54,155,000)	$ (62,949,000)	$ (88,187,000)	$ (104,096,000)
Federal tax at statutory rate					(18,522,000)	(21,542,000)
State taxes, net of federal benefit					1,000	1,000
Pay-to-Play equity financing charge (permanent difference)					7,525,000	11,729,000
Other permanent differences					3,620,000	184,000
Return to accrual adjustment					(433,000)	0
Foreign tax rate differential					111,000	77,000
Tax credits					(539,000)	(947,000)
Uncertain tax positions					270,000	473,000
Valuation allowance					7,936,000	10,781,000
Other, net					(567,000)	(222,000)
Income tax expense	$ 55,000	$ (12,000)	$ 348,000	$ (85,000)	$ (598,000)	$ 534,000
Federal tax at statutory rate (in percent)			21.00%		21.00%	20.69%
State taxes, net of federal benefit (in percent)					0.00%	0.00%
Pay-to-Play equity financing charge (permanent difference) (in percent)					(8.53%)	(11.27%)
Other permanent differences (in percent)					(4.11%)	(0.18%)
Return to accrual adjustment (in percent)					0.49%	0.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Foreign tax rate differential (in percent)					(0.13%)	(0.07%)
Tax credits (in percent)					0.61%	0.91%
Statutory federal income tax rate			21.00%		21.00%	20.69%
Uncertain tax positions (in percent)					(0.31%)	(0.45%)
Valuation allowance (in percent)					(9.00%)	(10.36%)
Change in valuation allowance					(9.00%)	(10.36%)
Other, net (in percent)					0.64%	0.21%
Effective income tax rate (in percent)	(16.22%)	98.16%	(37.57%)	36.23%	0.68%	(0.51%)
BURTECH ACQUISITION CORP [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Pretax loss	$ (753,720)	$ 182,688	$ (1,080,728)	$ 2,629,834	$ 2,366,786	$ 2,465,365
Income tax expense	$ 122,233	$ 179,326	$ 406,071	$ 952,909	$ 1,027,644	$ 791,758
Federal tax at statutory rate (in percent)					21.00%	21.00%
State taxes, net of federal benefit (in percent)					0.00%	0.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Statutory federal income tax rate					21.00%	21.00%
Fines and Penalties					0.20%	0.00%
Transaction Costs					14.30%	0.00%
Valuation allowance (in percent)					7.90%	11.10%
Change in valuation allowance					7.90%	11.10%
Effective income tax rate (in percent)					43.40%	32.10%